Other income and expenses recognized in statement of profit and loss (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Depreciation and Amortization

Depreciation of property, plant and equipment, investment property and amortization of prepaid operating leases are included in the following captions.

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000
Cost of sales	322,289	307,102	312,769	46,751
Research and development expenses	56,812	48,291	26,751	3,999
Selling, general and administrative expenses	99,059	88,788	94,365	14,105

	478,160	444,181	433,885	64,855

Summary of Sales Related Shipping and Handling Expenses Not Separately Billed to Customers

Sales related shipping and handling expenses not separately billed to customers are included in the following caption:

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000
Selling, general and administrative expenses	159,023	208,197	211,971	31,684

Summary of Other Operating Income
8.2	(a) Other operating income

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000
		(Restated)
Interest income	56,983	105,421	147,244	22,009
Dividend income from quoted equity securities	943	2,532	1,992	298
Gain on disposal of:
- associate	—	199	—	—
- joint venture (Note 6)	—	107,976	—	—
- property, plant and equipment	—	11,668	8,835	1,321
- subsidiaries (Note 4)	—	216,115	—	—
Government grants	41,515	34,337	32,237	4,819
Fair value gain on quoted equity securities	—	12,768	—	—
Fair value gain on foreign exchange forward contract	—	—	4,529	677
Write-back of trade and other payables	—	29	—	—
Foreign exchange gain, net	—	30,943	1,071	160
Others	18,513	10,129	9,235	1,379

	117,954	532,117	205,143	30,663

Summary of Other Operating Expenses
8.2	(b) Other operating expenses

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000
Loss on disposal of:
- property, plant and equipment	14,020	—	—	—
Foreign exchange loss, net	4,006	—	—	—
Fair value loss on quoted equity securities	243	—	3,433	513
Fair value loss on foreign exchange forward contract	140	—	—	—
Goodwill written off	1,131	—	—	—
Others	3,059	22,719	9,030	1,350

	22,599	22,719	12,463	1,863

Summary of Finance Costs
8.3	Finance costs

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000
Bank term loans	34,477	53,888	71,513	10,689
Corporate bonds	27,581	—	—	—
Bills discounting	13,068	42,179	36,826	5,505
Bank charges	4,552	4,367	4,749	710
Finance lease	5	5	—	—

	79,683	100,439	113,088	16,904

Summary of Staff Costs
8.4	Staff costs

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000
Wages and salaries	922,847	1,158,320	1,176,465	175,852
Contribution to defined contribution plans	275,703	258,190	296,073	44,255
Executive bonuses	44,921	59,908	57,674	8,621
Staff welfare	81,223	76,392	76,689	11,463
Staff severance cost	12,864	107,732	28,018	4,188
Cost of share-based payment	5,301	1,592	—	—
Others	20,340	1,870	8,441	1,262

	1,363,199	1,664,004	1,643,360	245,641